Stockholders' Deficit	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Deficit

Note 7 — Stockholder’s Equity

Preferred Stock — The Company is authorized to issue a total of 1,000,000 shares of preferred stock at par value of $0.0001 each. At June 30, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue a total of 100,000,000 shares of Class A common stock at par value of $0.0001 each. At June 30, 2021 and December 31, 2020, there were 2,484,843 and 1,553,616 shares issued and outstanding (excluding 7,870,157 and 8,801,384 shares subject to possible redemption)

Class B Common Stock — The Company is authorized to issue a total of 10,000,000 shares of Class B common stock at par value of $0.0001 each. At June 30, 2021 and December 31, 2020, there were 2,500,000 shares of Class B common stock issued or outstanding.

Both Class A and B stockholders vote together as a single class on all matters submitted to a vote of the Company stockholders, with each share of common stock entitling the holder to one vote.

Class B shares are identical to the Class A shares except that Class B shares (founder shares) automatically convert into shares of Class A common stock at the time of the consummation of our initial business combination, on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in this prospectus and related to the closing of the initial business combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the IPO (excluding the placement units and underlying securities) plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination or any private placement-equivalent units and their underlying securities issued to our sponsor or its affiliates upon conversion of loans made to us). The term “equity-linked securities” refers to any debt or equity securities that are convertible, exercisable or exchangeable for shares of Class A common stock issued in a financing transaction in connection with our initial business combination, including but not limited to a private placement of equity or debt. Securities could be “deemed issued” for purposes of the conversion rate adjustment if such shares are issuable upon the conversion or exercise of convertible securities, warrants or similar securities.

The holders of the founder shares have agreed not to transfer, assign or sell any of their founder shares until the earlier to occur of: (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the reported last sale price of our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other. Any permitted transferees will be subject to the same restrictions and other agreements of our initial stockholders with respect to any founder shares.

Note 8 — Stockholder’s Deficit

Preferred Stock — The Company is authorized to issue a total of 1,000,000 shares of preferred stock at par value of $0.0001 each. At December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue a total of 100,000,000 shares of Class A common stock at par value of $0.0001 each. At December 31, 2020, there were 1,553,616 shares issued and outstanding (excluding 8,801,384 shares subject to possible redemption)

Class B Common Stock — The Company is authorized to issue a total of 10,000,000 shares of Class B common stock at par value of $0.0001 each. At December 31, 2020, there were 2,500,000 shares of Class B common stock issued or outstanding.

Both Class A and B stockholders vote together as a single class on all matters submitted to a vote of the Company stockholders, with each share of common stock entitling the holder to one vote.

Class B shares are identical to the Class A shares except that Class B shares (founder shares) automatically convert into shares of Class A common stock at the time of the consummation of our initial business combination, on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in this prospectus and related to the closing of the initial business combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the IPO (excluding the placement units and underlying securities) plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with the initial business combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in the initial business combination or any private placement-equivalent units and their underlying securities issued to our sponsor or its affiliates upon conversion of loans made to us). The term “equity-linked securities” refers to any debt or equity securities that are convertible, exercisable or exchangeable for shares of Class A common stock issued in a financing transaction in connection with our initial business combination, including but not limited to a private placement of equity or debt. Securities could be “deemed issued” for purposes of the conversion rate adjustment if such shares are issuable upon the conversion or exercise of convertible securities, warrants or similar securities.

The holders of the founder shares have agreed not to transfer, assign or sell any of their founder shares until the earlier to occur of: (A) one year after the completion of our initial business combination and (B) subsequent to our initial business combination, (x) if the reported last sale price of our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other. Any permitted transferees will be subject to the same restrictions and other agreements of our initial stockholders with respect to any founder shares.

Humacyte, Inc.
Stockholders' Deficit

8. Stockholders’ Deficit

Common Stock

As of December 31, 2019 and 2020, and June 30, 2021 (unaudited), the Company’s certificate of incorporation, as amended, authorized the Company to issue 340,216,780 shares of common stock, respectively, at a par value of $0.001 per share. The number of authorized shares of common stock may be increased or decreased (but not below the number of shares thereof then outstanding or reserved for issuance) by the affirmative vote of the holders of a majority (assuming the conversion of all redeemable convertible preferred stock into shares of the Company’s common stock) of the capital stock of the Company entitled to vote and without a separate class vote of the common stock.

The holders of common stock are entitled to receive dividends from time to time as may be declared by the Board of Directors. No cash dividend may be declared or paid to common stockholders until paid on each series of outstanding redeemable convertible preferred stock in accordance with its terms. Through December 31, 2020 and June 30, 2021 (unaudited), no dividends have been declared.

The holders of common stock are entitled to one vote for each share held with respect to all matters voted on by the common stockholders of the Company. Preferred stockholders generally vote together with the holders of common stock as a single class but also have class vote approval rights as provided by law and others as specified in the Company’s certificate of incorporation.

In the event of a Reorganization of the Company, after payment to the preferred stockholders of their liquidation preferences, holders of common stock are entitled, together with holders of redeemable convertible preferred stock, to share ratably in all remaining assets of the Company.

As of December 31, 2019 and 2020 and June 30, 2021 (unaudited), the Company had reserved common stock for future issuances as follows:

	December 31,		June 30,
	2019	2020	2021
			(Unaudited)
Conversion of Series A redeemable convertible preferred stock	70,152,805	70,152,805	70,152,805
Conversion of Series B redeemable convertible preferred stock	91,919,158	91,919,158	91,919,158
Conversion of Series C redeemable convertible preferred stock	42,808,219	42,808,219	42,808,219
Conversion of Series D redeemable convertible preferred stock	60,216,780	60,216,780	60,216,780
Exercise of options under stock plan	19,880,073	18,330,574	24,831,266
Issuance of options under stock plan	10,422,521	11,228,478	4,391,144
Warrant to purchase common stock	125,520	125,520	1,095,616
	295,525,076	294,781,534	295,414,988

Warrants

In conjunction with a long-term debt agreement entered into on March 15, 2006 and paid in full during 2011, the Company issued a warrant that gave the holder the right to purchase 125,520 shares of the Company’s common stock at an exercise price of $0.30 per share, which was outstanding as of December 31, 2019 and 2020. The warrant was fully exercised on March 4, 2021 (unaudited). There was no activity for the warrant during the years ended December 31, 2019 and 2020.

In conjunction with the Loan Agreement entered into on March 30, 2021, the Company issued warrants that gave the holders the right to purchase 1,095,616 shares of the Company’s common stock at an exercise price of $2.699 per share, which was outstanding as of June 30, 2021 (unaudited). Under the terms of the warrant agreement, warrants to purchase an additional 469,550 shares of the Company’s common stock at an exercise price of $2.699 per share are exercisable upon funding of an additional loan advance (unaudited).